Segment information	12 Months Ended
Dec. 31, 2019
Operating segments [Abstract]
Segment information
Segment information and Disaggregated Revenue Disclosures
The Company has one operating segment, which is the design and marketing of semiconductor components for cellular wireless systems. All information required to be disclosed under IFRS 8 Operating Segments is shown in the Consolidated Financial Statements and these associated Notes.
Sales to external customers disclosed below are based on the geographical location of the customers. The following table sets forth the Company’s total revenue by region for the periods indicated. The Company categorizes its total revenue geographically based on the location to which it invoices.

	Year ended December 31,
	2017(1)	2018	2019
	(in thousands)
Asia :
Taiwan	$8,126	$16,704	$11,387
Korea	373	261	6,813
China (including Hong-Kong)	21,819	11,638	2,139
Rest of Asia	2,291	1,911	106
Total Asia	32,609	30,514	20,445
United States of America	11,282	7,042	9,221
Rest of world	4,372	2,694	1,198
Total revenue	$48,263	$40,250	$30,864
(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
Of our total revenue, 99.8% is attributable to international sales for the year ended December 31, 2019 (99.6% for 2018 and 100% for 2017).
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2017(1)	2018	2019
	(in thousands)
Broadband and Critical IoT	$27,900	$11,657	$10,431
Massive IoT	11,568	19,679	12,816
Vertical	8,795	8,914	7,617
Total revenue	$48,263	$40,250	$30,864
(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
Additionally, the Company categorize its total revenue based on product and other revenue.

	Year ended December 31,
	2017(1)	2018	2019
	(in thousands)
Product	$37,353	$28,938	$21,947
License	2,838	2,707	2,578
Development and other services	8,072	8,605	6,339
Total revenue	$48,263	$40,250	$30,864

(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
The substantial majority of the Company’s non-current assets are held by the parent company, Sequans Communications S.A. and located in France. See Note 20.3 to these Consolidated Financial Statements for information about major customers.